Financial Assets and Liabilities - Summary of Officers' and Directors' Compensation (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Short-term benefits to officers and directors		R$ 88,440	R$ 86,810	R$ 76,976
Share-based payment transactions	[1]	16,823	11,423	63,658
Post-employment benefits		728	476	934
Other long-term benefits			547	664
Benefits from termination of employment contract		0	1,193	635
Officers' and directors' compensation		R$ 105,991	R$ 100,449	R$ 142,867

[1]	Replacement of the stock option plans to the stock-based compensation plan (Note 23).